Schedule II Fidelity National Financial, Inc. (Parent Company) - Statement of Earnings and Retained Earnings (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Interest and investment income	$ 38	$ 28	$ 131	$ 126	$ 121
Total revenues	1,693	1,643	7,663	7,257	6,664
Expenses:
Personnel costs	607	569	2,460	2,275	2,137
Other operating expenses	423	389	1,781	1,648	1,557
Interest expense	11	16	48	64	73
Total expenses	1,566	1,515	6,799	6,302	5,894
Earnings from continuing operations before income taxes and equity in earnings of unconsolidated affiliates	127	128	864	955	770
Income tax expense	31	69	235	347	274
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	98	60	639	622	501
Net earnings (loss) from discontinued operations	0	21	155	70	60
Net earnings attributable to Fidelity National Financial, Inc. common shareholders	97	72	771	650	527
Retained Earnings (Accumulated Deficit) [Roll Forward]
Beginning balance	4,467	6,898	6,898	6,588	6,073
Dividends declared	(82)	(68)	(279)	(240)	(222)
Spinoff transaction					(94)
Net earnings attributable to Fidelity National Financial, Inc. common shareholders	97	72	771	650	527
Ending balance	4,479	6,890	4,467	6,898	6,588
Parent Company
Revenues:
Other fees and revenue			1	4	3
Interest and investment income			24	24	86
Total revenues			25	28	89
Expenses:
Personnel costs			32	26	28
Other operating expenses			8	6	1
Interest expense			48	64	74
Total expenses			88	96	103
Earnings from continuing operations before income taxes and equity in earnings of unconsolidated affiliates			(63)	(68)	(14)
Income tax expense			(17)	(24)	(5)
Losses before equity in earnings of subsidiaries			(46)	(44)	(9)
Equity in earnings of subsidiaries			685	671	520
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest			639	627	511
Net earnings (loss) from discontinued operations			132	23	16
Net earnings attributable to Fidelity National Financial, Inc. common shareholders			771	650	527
Retained Earnings (Accumulated Deficit) [Roll Forward]
Net earnings attributable to Fidelity National Financial, Inc. common shareholders			771	650	527
Retained Earnings
Retained Earnings (Accumulated Deficit) [Roll Forward]
Beginning balance	217	1,784	1,784	1,374	1,150
Dividends declared	(82)	(68)			(222)
Spinoff transaction					(81)
Ending balance	360	1,788	217	1,784	1,374
Retained Earnings | Parent Company
Expenses:
Net earnings attributable to Fidelity National Financial, Inc. common shareholders			771	650	527
Retained Earnings (Accumulated Deficit) [Roll Forward]
Beginning balance	$ 217	$ 1,784	1,784	1,374	1,150
Dividends declared			(279)	(240)	(222)
Net earnings attributable to Fidelity National Financial, Inc. common shareholders			771	650	527
Ending balance			217	1,784	1,374
BKFS | Retained Earnings | Parent Company
Retained Earnings (Accumulated Deficit) [Roll Forward]
Spinoff transaction			(823)	0	0
FNFV | Retained Earnings | Parent Company
Retained Earnings (Accumulated Deficit) [Roll Forward]
Spinoff transaction			(1,236)	0	0
J. Alexanders | Retained Earnings | Parent Company
Retained Earnings (Accumulated Deficit) [Roll Forward]
Distribution of J. Alexander's to FNFV Group common shareholders			$ 0	$ 0	$ (81)